Other Gains (Losses)	12 Months Ended
Dec. 31, 2021
Other Gains (Losses) [Abstract]
Other Gains (Losses)
38.	Other Gains (Losses)

(1)	Composition of other gains (losses) for the years ended December 31, 2019, 2020 and 2021 are as follows:

		2019	2020	2021
		In millions of won
Other gains
Gains on disposal of property, plant and equipment	￦	43,784	93,195	56,284
Gains on disposal of intangible assets		206	1,556	1
Reversal of impairment loss on property, plant and equipment		16,692	7,805	—
Reversal of impairment loss on intangible assets		—	—	14
Gains on foreign currency translation		16,340	8,917	20,598
Gains on foreign currency transaction		53,152	61,865	48,671
Gains on insurance proceeds		17,410	43,800	144
Others		238,688	322,379	250,174

Other losses
Losses on disposal of property, plant and equipment		(72,508)	(162,725)	(92,622)
Losses on disposal of intangible assets		(827)	(392)	(145)
Losses on valuation of other non-current assets		—	(241)	—
Impairment loss on property, plant and equipment		(50,034)	(80,413)	(4,056)
Impairment loss on intangible assets		(513,609)	(3,599)	—
Impairment loss on other non-current assets		(49,620)	—	(16,035)
Losses on foreign currency translation		(8,757)	(17,664)	(4,732)
Losses on foreign currency transaction		(55,283)	(49,694)	(67,990)
Others		(217,892)	(189,695)	(181,787)

	￦	(582,258)	35,094	8,519

(2)	Details of “others” included in other gains for the years ended December 31, 2019, 2020 and 2021 are as follows:

		2019	2020	2021
		In millions of won
Gains on disposal of inventories	￦	3,424	3,373	4,446
Gains on proxy collection of TV license fee		41,013	41,438	42,271
Gains on compensation of impaired electric poles		1,372	978	812
Gains on harbor facilities dues		3,741	2,231	3,281
Gains on technical fees		3,044	4,826	3,968
Reversal of occupation development training fees		1,472	352	229
Gains on disposal of waste		5,317	6,927	4,272
Gains on insurance		812	—	690
Gains on tax rebate		341	772	685
Gains on other commission		1,111	1,643	1,822
Gains on disposal of greenhouse gas emissions rights		—	—	8,739
Gains on disposal of assets held-for-sale		23,778	—	160
Others		153,263	259,839	178,799

	￦	238,688	322,379	250,174

(3)	Details of “others” included in other losses for the years ended December 31, 2019, 2020 and 2021 are as follows:

		2019	2020	2021
		In millions of won
Losses on valuation of inventories	￦	3,127	4,998	7,761
Losses on disposal of inventories		10,456	37,644	8,874
Losses due to disaster		7,635	16,814	6,238
Losses on rounding adjustment of electric charge surtax		1,268	1,276	1,283
Loss on disposal of greenhouse gas emissions rights		—	—	11,282
Others		195,406	128,963	146,349

	￦	217,892	189,695	181,787